Stockholders' Deficiency - Schedule of Stock Option by Exercise Price (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	4,703,785
Options Exercisable, Weighted Average Remaining Life In Years	7 years 1 month 6 days
Options Exercisable, Exercisable Number of Options	2,952,460
Exercise Price One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	1,670,000
Options Exercisable, Weighted Average Remaining Life In Years	9 years 7 months 6 days
Options Exercisable, Exercisable Number of Options	391,667
Exercise Price One [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 1.00
Exercise Price One [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 1.99
Exercise Price Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	187,834
Options Exercisable, Weighted Average Remaining Life In Years	8 years 2 months 12 days
Options Exercisable, Exercisable Number of Options	64,503
Exercise Price Two [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 2.00
Exercise Price Two [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 2.99
Exercise Price Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	1,615,334
Options Exercisable, Weighted Average Remaining Life In Years	7 years 10 months 25 days
Options Exercisable, Exercisable Number of Options	1,268,673
Exercise Price Three [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 3.00
Exercise Price Three [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 3.99
Exercise Price Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	1,153,117
Options Exercisable, Weighted Average Remaining Life In Years	5 years 6 months
Options Exercisable, Exercisable Number of Options	1,150,117
Exercise Price Four [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 4.00
Exercise Price Four [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 4.99
Exercise Price Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	5,000
Options Exercisable, Weighted Average Remaining Life In Years	5 years 6 months
Options Exercisable, Exercisable Number of Options	5,000
Exercise Price Five [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 5.00
Exercise Price Five [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 5.99
Exercise Price Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	37,500
Options Exercisable, Weighted Average Remaining Life In Years	5 years
Options Exercisable, Exercisable Number of Options	37,500
Exercise Price Six [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 6.00
Exercise Price Six [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 19.99
Exercise Price Seven [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	35,000
Options Exercisable, Weighted Average Remaining Life In Years	3 years 2 months 12 days
Options Exercisable, Exercisable Number of Options	35,000
Exercise Price Seven [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 20.00
Exercise Price Seven [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price | $ / shares	$ 30.00